Consolidated Balance Sheets (Parenthetical) (JPY ¥) In Millions, except Share data, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Trade accounts and notes receivable, allowance for doubtful accounts	¥ 9,677	¥ 7,885
Other assets, allowance for doubtful accounts	¥ 22,100	¥ 22,754
Common stock, authorized (in shares)	7,086,000,000	7,086,000,000
Common stock, issued (in shares)	1,811,428,430	1,811,428,430
Treasury stock (in shares)	9,137,234	9,131,140